SEAFARER OVERSEAS GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (97.5%)
Belgium (1.6%)
Anheuser-Busch InBev SA, ADR	USD	980,000	$48,196,400

Total Belgium			48,196,400

Brazil (8.1%)
Ambev SA, ADR	USD	29,000,000	53,650,000
Itau Unibanco Holding SA, ADR	USD	9,750,000	56,550,000
Odontoprev SA	BRL	8,750,000	16,844,055
Raia Drogasil SA	BRL	15,369,500	56,280,713
XP, Inc., Class A	USD	3,899,000	53,221,350

Total Brazil			236,546,118

China / Hong Kong (14.7%)
Alibaba Group Holding, Ltd.	HKD	4,830,000	59,247,121
China Foods, Ltd.	HKD	105,314,000	36,195,583
DFI Retail Group Holdings, Ltd.	USD	16,246,900	38,117,096
Hongkong Land Holdings, Ltd.	USD	17,200,000	74,844,476
Jardine Matheson Holdings, Ltd.	USD	1,735,155	69,892,998
Pacific Basin Shipping, Ltd.	HKD	197,000,000	39,874,884
Want Want China Holdings, Ltd.	HKD	56,000,000	34,223,813
WH Group, Ltd.	HKD	59,214,000	46,192,528
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	22,500,000	31,295,852

Total China / Hong Kong			429,884,351

Czech Republic (1.8%)
Moneta Money Bank AS	CZK	9,469,735	53,511,243

Total Czech Republic			53,511,243

France (3.0%)
Hermes International SCA	EUR	30,800	86,629,773

Total France			86,629,773

Hungary (2.8%)
Richter Gedeon Nyrt	HUF	3,200,000	82,875,425

Total Hungary			82,875,425

India (9.4%)
Computer Age Management Services, Ltd.	INR	947,397	39,193,132
L&T Technology Services, Ltd.	INR	1,588,016	99,346,592
Petronet LNG, Ltd.	INR	12,950,000	47,085,207
Tata Motors, Ltd.	INR	3,000,000	24,690,095

	Currency	Shares	Value (Note 2)
India (continued)
UPL, Ltd.	INR	9,200,000	$63,951,589

Total India			274,266,615

Indonesia (2.8%)
Bank Central Asia Tbk PT	IDR	141,200,000	81,568,401

Total Indonesia			81,568,401

Mexico (3.0%)
Becle SAB de CV	MXN	33,980,000	30,237,969
Wal-Mart de Mexico SAB de CV	MXN	22,142,000	57,679,045

Total Mexico			87,917,014

Peru (1.7%)
Credicorp, Ltd.	USD	271,000	49,620,100

Total Peru			49,620,100

Poland (0.8%)
CD Projekt SA	PLN	427,000	22,082,317

Total Poland			22,082,317

Qatar (2.0%)
Qatar Gas Transport Co., Ltd.	QAR	49,313,950	58,335,789

Total Qatar			58,335,789

Singapore (8.4%)
DBS Group Holdings, Ltd.	SGD	3,000,000	98,195,779
Singapore Exchange, Ltd.	SGD	8,522,000	76,676,460
Venture Corp., Ltd.	SGD	7,850,000	72,851,264

Total Singapore			247,723,503

South Africa (2.5%)
Sanlam, Ltd.	ZAR	17,000,000	74,078,416

Total South Africa			74,078,416

South Korea (17.7%)
Coway Co., Ltd.	KRW	50,000	2,645,049
Hyundai Mobis Co., Ltd.	KRW	980,000	176,846,585
Innocean Worldwide, Inc.	KRW	1,446,000	18,339,713
NAVER Corp.	KRW	235,250	34,837,494
Samsung Biologics Co., Ltd.(a)	KRW	155,000	114,637,476
Samsung C&T Corp.	KRW	450,000	36,889,334
Samsung Electronics Co., Ltd.	KRW	2,500,000	89,284,308

	Currency	Shares	Value (Note 2)
South Korea (continued)
Samsung SDI Co., Ltd.	KRW	310,000	$46,970,564

Total South Korea			520,450,523

Taiwan (8.3%)
Accton Technology Corp.	TWD	4,500,000	103,335,268
Advantech Co., Ltd.	TWD	4,747,000	54,346,290
Novatek Microelectronics Corp.	TWD	5,535,000	86,982,976

Total Taiwan			244,664,534

Thailand (2.7%)
Bangkok Dusit Medical Services PCL, Class F	THB	60,000,000	41,870,824
Siam Cement PCL	THB	8,490,000	38,661,590

Total Thailand			80,532,414

United Arab Emirates (2.1%)
National Central Cooling Co. PJSC	AED	48,197,777	38,316,252
Salik Co. PJSC	AED	17,921,225	23,625,020

Total United Arab Emirates			61,941,272

United Kingdom (1.7%)
Mondi PLC	GBP	3,115,732	48,498,409

Total United Kingdom			48,498,409

Vietnam (2.4%)
PetroVietnam Gas JSC	VND	11,394,000	30,678,494
Vietnam Dairy Products JSC	VND	16,300,000	40,385,350

Total Vietnam			71,063,844

TOTAL COMMON STOCKS
(Cost $2,859,880,392)			2,860,386,461

PREFERRED STOCKS (1.3%)
South Korea (1.3%)
Samsung Electronics Co., Ltd.	KRW	1,275,000	37,421,862

Total South Korea			37,421,862

TOTAL PREFERRED STOCKS
(Cost $59,376,469)			37,421,862

	Currency	Shares	Value (Note 2)

RIGHTS AND WARRANTS (0.2%)
India (0.2%)
UPL, Ltd. Rights	INR	1,150,000	$4,431,184

Total India			4,431,184

TOTAL RIGHTS AND WARRANTS
(Cost $1,219,028)			4,431,184

TOTAL INVESTMENTS
(Cost $2,920,475,889) (99.0%)			$2,902,239,507

Cash and Other Assets, Less Liabilities (1.0%)			30,093,118
NET ASSETS (100.0%)			$2,932,332,625

(a)	Non-income producing security.

ADR American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CZK	-	Czech Republic Koruna
EUR	-	European Union Euro
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
GBP	-	United Kingdom Pound
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition (Unaudited)
Apparel & Textile Products	3.0%
Asset Management	4.3%
Automotive	8.5%
Banking	11.5%
Beverages	5.7%
Biotechnology & Pharmaceuticals	6.7%
Chemicals	2.4%
Construction Materials	1.3%
Containers & Packaging	1.7%
E-Commerce Discretionary	2.0%
Electric Utilities	1.3%
Engineering & Construction	4.7%
Food	4.2%
Health Care Facilities & Services	1.4%
Institutional Financial Services	2.6%
Internet Media & Services	1.2%
Oil & Gas Producers	2.6%
Real Estate Owners & Developers	2.5%
Retail - Consumer Staples	5.2%
Retail - Discretionary	2.4%
Semiconductors	3.0%
Specialty Finance	1.3%
Technology Hardware	12.1%
Transportation & Logistics	4.2%
Wholesale - Discretionary	1.1%
Other Industries (each less than 1%)	2.1%
Cash and Other Assets, Less Liabilities	1.0%
Total	100.0%

SEAFARER OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (98.4%)
Belgium (2.2%)
Anheuser-Busch InBev SA, ADR	USD	39,000	$1,918,020

Total Belgium			1,918,020

Brazil (9.9%)
Ambev SA, ADR	USD	1,069,000	1,977,650
Itau Unibanco Holding SA, ADR	USD	424,000	2,459,200
Odontoprev SA	BRL	1,000,000	1,925,035
XP, Inc., Class A	USD	172,000	2,347,800

Total Brazil			8,709,685

China / Hong Kong (33.6%)
China Foods, Ltd.	HKD	6,603,000	2,269,398
China Yangtze Power Co., Ltd., Class A	CNY	661,990	2,634,806
DFI Retail Group Holdings, Ltd.	USD	1,139,000	2,672,225
First Pacific Co., Ltd.	HKD	5,090,000	2,818,112
Giordano International, Ltd.	HKD	5,200,000	1,027,734
Hongkong Land Holdings, Ltd.	USD	745,000	3,241,810
Jardine Matheson Holdings, Ltd.	USD	67,475	2,717,930
Melco International Development, Ltd.	HKD	5,201,000	2,893,964
Pacific Basin Shipping, Ltd.	HKD	9,211,000	1,864,404
Pico Far East Holdings, Ltd.	HKD	5,538,000	1,502,949
Shangri-La Asia, Ltd.	HKD	4,392,000	2,869,041
Want Want China Holdings, Ltd.	HKD	700,000	427,798
WH Group, Ltd.	HKD	3,396,000	2,649,202

Total China / Hong Kong			29,589,373

Czech Republic (3.5%)
Moneta Money Bank AS	CZK	546,000	3,085,317

Total Czech Republic			3,085,317

Georgia (6.5%)
Bank of Georgia Group PLC	GBP	46,000	2,712,022
Georgia Capital PLC	GBP	203,174	3,034,642

Total Georgia			5,746,664

India (5.8%)
Petronet LNG, Ltd.	INR	620,000	2,254,272
Tata Motors, Ltd.	INR	99,000	814,773
UPL, Ltd.	INR	295,000	2,050,622

Total India			5,119,667

	Currency	Shares	Value (Note 2)
Mexico (2.0%)
Coca-Cola Femsa SAB de CV, ADR	USD	22,000	$1,726,780

Total Mexico			1,726,780

Peru (2.9%)
Credicorp, Ltd.	USD	14,000	2,563,400

Total Peru			2,563,400

Qatar (2.9%)
Qatar Gas Transport Co., Ltd.	QAR	2,160,000	2,555,166

Total Qatar			2,555,166

Singapore (4.1%)
Genting Singapore, Ltd.	SGD	3,020,000	1,672,273
Wilmar International, Ltd.	SGD	859,000	1,963,728

Total Singapore			3,636,001

South Korea (6.5%)
Innocean Worldwide, Inc.	KRW	160,000	2,029,291
Samsung C&T Corp.	KRW	24,000	1,967,431
Samsung SDI Co., Ltd.	KRW	11,600	1,757,608

Total South Korea			5,754,330

Thailand (1.4%)
Siam Cement PCL	THB	271,000	1,234,074

Total Thailand			1,234,074

United Arab Emirates (10.2%)
Emaar Properties PJSC	AED	974,000	3,574,885
Fertiglobe PLC	AED	2,810,000	1,896,710
National Central Cooling Co. PJSC	AED	2,661,137	2,115,550
Salik Co. PJSC	AED	1,093,183	1,441,111

Total United Arab Emirates			9,028,256

United Kingdom (2.6%)
Mondi PLC	GBP	148,912	2,317,913

Total United Kingdom			2,317,913

Uruguay (1.8%)
Arcos Dorados Holdings, Inc.	USD	200,000	1,550,000

Total Uruguay			1,550,000

	Currency	Shares	Value (Note 2)
Vietnam (2.5%)
PetroVietnam Technical Services Corp.	VND	1,673,080	$2,201,421

Total Vietnam			2,201,421

TOTAL COMMON STOCKS
(Cost $84,922,209)			86,736,067

PREFERRED STOCKS (0.1%)
South Korea (0.1%)
Samsung C&T Corp.	KRW	1,800	111,459

Total South Korea			111,459

TOTAL PREFERRED STOCKS
(Cost $184,192)			111,459

RIGHTS AND WARRANTS (0.2%)
India (0.2%)
UPL, Ltd. Rights	INR	36,875	142,087

Total India			142,087

TOTAL RIGHTS AND WARRANTS
(Cost $39,088)			142,087

TOTAL INVESTMENTS
(Cost $85,145,489) (98.7%)			$86,989,613

Cash and Other Assets, Less Liabilities (1.3%)			1,186,485
NET ASSETS (100.0%)			$88,176,098

ADR American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
INR	-	India Rupee
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition (Unaudited)
Advertising & Marketing	2.3%
Asset Management	6.1%
Automotive	2.9%
Banking	12.3%
Beverages	9.0%
Chemicals	4.6%
Commercial Support Services	1.7%
Construction Materials	1.4%
Containers & Packaging	2.6%
Electric Utilities	5.4%
Engineering & Construction	2.3%
Food	8.9%
Insurance	2.2%
Leisure Facilities & Services	10.2%
Oil & Gas Producers	2.6%
Oil & Gas Services & Equipment	2.5%
Real Estate Owners & Developers	7.8%
Retail - Consumer Staples	3.0%
Retail - Discretionary	4.3%
Transportation & Logistics	6.6%
Cash and Other Assets, Less Liabilities	1.3%
Total	100.0%

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2025 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Institutional, Investor, and Retail Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Seafarer Capital Partners, LLC (the “Adviser”), as the Funds' Valuation Designee and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2025 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The deferred liability for potential future capital gains taxes for the Funds, if any, is disclosed in the Statements of Assets and Liabilities.

Fair Value Measurements

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2025 (Unaudited)

The following is a summary of the inputs used to value each Fund as of January 31, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$48,196,400	$–	$–	$48,196,400
Brazil	236,546,118	–	–	236,546,118
China / Hong Kong	38,117,096	391,767,255	–	429,884,351
Czech Republic	53,511,243	–	–	53,511,243
France	–	86,629,773	–	86,629,773
Hungary	–	82,875,425	–	82,875,425
India	–	274,266,615	–	274,266,615
Indonesia	81,568,401	–	–	81,568,401
Mexico	87,917,014	–	–	87,917,014
Peru	49,620,100	–	–	49,620,100
Poland	–	22,082,317	–	22,082,317
Qatar	–	58,335,789	–	58,335,789
Singapore	–	247,723,503	–	247,723,503
South Africa	74,078,416	–	–	74,078,416
South Korea	–	520,450,523	–	520,450,523
Taiwan	–	244,664,534	–	244,664,534
Thailand	41,870,824	38,661,590	–	80,532,414
United Arab Emirates	38,316,252	23,625,020	–	61,941,272
United Kingdom	–	48,498,409	–	48,498,409
Vietnam	–	71,063,844	–	71,063,844
Preferred Stocks	–	37,421,862	–	37,421,862
Rights and Warrants	–	4,431,184	–	4,431,184
Total	$749,741,864	$2,152,497,643	$–	$2,902,239,507

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2025 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$1,918,020	$–	$–	$1,918,020
Brazil	8,709,685	–	–	8,709,685
China / Hong Kong	6,569,000	23,020,373	–	29,589,373
Czech Republic	3,085,317	–	–	3,085,317
Georgia	2,712,022	3,034,642	–	5,746,664
India	–	5,119,667	–	5,119,667
Mexico	1,726,780	–	–	1,726,780
Peru	2,563,400	–	–	2,563,400
Qatar	–	2,555,166	–	2,555,166
Singapore	–	3,636,001	–	3,636,001
South Korea	–	5,754,330	–	5,754,330
Thailand	–	1,234,074	–	1,234,074
United Arab Emirates	2,115,550	6,912,706	–	9,028,256
United Kingdom	–	2,317,913	–	2,317,913
Uruguay	1,550,000	–	–	1,550,000
Vietnam	2,201,421	–	–	2,201,421
Preferred Stocks	–	111,459	–	111,459
Rights and Warrants	–	142,087	–	142,087
Total	$33,151,195	$53,838,418	$–	$86,989,613

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

For the period ended January 31, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the period ended January 31, 2025.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2025 (Unaudited)

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close dates. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.